Derivative Liability (Details) - Schedule of carrying derivative financial instruments - Xos, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Total derivative liability	$ 6,394	$ 690	$ 427
Group 1 notes [Member]
Derivative [Line Items]
Total derivative liability	1,223	489	$ 427
Group 2 notes [Member]
Derivative [Line Items]
Total derivative liability	$ 5,171	$ 201